Consolidation of VIEs	6 Months Ended
Jun. 30, 2020
Basis Of Consolidation Of VIEs [Abstract]
Consolidation of VIEs
4	Consolidation of VIEs
PRC laws and regulations prohibit or restrict foreign ownership of companies that provide Internet-based business, which include activities and services provided by the Group. The Group operates its business operations in the PRC through a series of contractual arrangements (“Structure Contracts”) entered into among the Company, its wholly-owned subsidiaries of the Company (“WOFEs”), domestic entities (“Operating Entities”) that legally owned by individuals (“Nominee Shareholders”) authorized by the Group (collectively, “Contractual Arrangements”). Under the Contractual Arrangements, the Company has the power to control the management, and financial and operating policies of the Operating Entities, has exposure or rights to variable returns from its involvement with the Operating Entities, and has the ability to use its power over the Operating Entities to affect the amount of the returns. As a result, all these Operating Entities are regarded as VIEs that accounted for as consolidated structured entities of the Company and their financial statements have been consolidated by the Company. There were no material changes in any Contractual Arrangements during the six months ended June 30, 2020 from the preceding financial year.